Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Fair Values of Derivative Financial Instruments

The following table summarizes the fair values of derivative financial instruments as of March 31, 2012 and 2013:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥7,166	¥10,769	$114
Investments and other assets - Other	61,174	39,569	421

Total	¥68,340	¥50,338	$535

Other current liabilities	¥(2,060)	¥(2,554)	$(27)
Other long-term liabilities	(303)	(143)	(2)

Total	¥(2,363)	¥(2,697)	$(29)

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥61,983	¥27,731	$295
Investments and other assets - Other	157,642	139,419	1,482

Total	¥219,625	¥167,150	$1,777

Other current liabilities	¥(38,338)	¥(37,133)	$(395)
Other long-term liabilities	(120,666)	(122,420)	(1,301)

Total	¥(159,004)	¥(159,553)	$(1,696)

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	¥9,531	¥7,340	$78
Investments and other assets - Other	—	—	—

Total	¥9,531	¥7,340	$78

Other current liabilities	¥(21,736)	¥(36,087)	$(384)
Other long-term liabilities	(70)	(5)	(0)

Total	¥(21,806)	¥(36,092)	$(384)

Notional Amounts of Derivative Financial Instruments

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2012 and 2013:

	Yen in millions				U.S. dollars in millions
	March 31,				March 31,
	2012		2013		2013
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	¥344,623	¥10,607,666	¥235,219	¥12,689,774	$2,501	$134,926
Foreign exchange forward and option contracts	—	2,199,627	—	2,104,048	—	22,371

Total	¥344,623	¥12,807,293	¥235,219	¥14,793,822	$2,501	$157,297

Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statements of income for the years ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the years ended March 31,
	2011		2012
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments - Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥71,491	¥(68,741)	¥(1,354)	¥2,999
Interest expense	(166)	166	—	—

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥72,082	¥—	¥35,834	¥—
Foreign exchange gain (loss), net	(1,393)	—	(28)	—
Foreign exchange forward and option contracts
Cost of financing operations	(2,693)	—	(3,815)	—
Foreign exchange gain (loss), net	110,211	—	53,272	—

	Yen in millions		U.S. dollars in millions
	For the year ended March 31,		For the year ended March 31,
	2013		2013
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments - Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥(23,965)	¥24,738	$(255)	$263
Interest expense	—	—	—	—

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥(24,204)	¥—	$(257)	$—
Foreign exchange gain (loss), net	1,617	—	17	—
Foreign exchange forward and option contracts
Cost of financing operations	(4,572)	—	(49)	—
Foreign exchange gain (loss), net	(49,239)	—	(524)	—